UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10001
                                                     ---------

                    OPPENHEIMER MAIN STREET OPPORTUNITY FUND
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JULY 31
                                                 -------

                    Date of reporting period: APRIL 30, 2007
                                              --------------


ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.3%
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.8%
-----------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.1%
Gentex Corp.                                                                                               67,600   $    1,203,280
-----------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 1,2                                                                       45,800        1,523,308
-----------------------------------------------------------------------------------------------------------------------------------
Lear Corp. 1                                                                                               41,400        1,520,208
-----------------------------------------------------------------------------------------------------------------------------------
Sauer-Danfoss, Inc.                                                                                        14,200          423,444
-----------------------------------------------------------------------------------------------------------------------------------
Tenneco, Inc. 1                                                                                            18,500          554,075
                                                                                                                    ---------------
                                                                                                                         5,224,315
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.0%
General Motors Corp.                                                                                        3,300          103,059
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Coinstar, Inc. 1                                                                                           15,400          478,786
-----------------------------------------------------------------------------------------------------------------------------------
DeVry, Inc.                                                                                                35,400        1,167,846
-----------------------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                                                                           14,600        1,419,266
-----------------------------------------------------------------------------------------------------------------------------------
Regis Corp.                                                                                                10,900          416,707
-----------------------------------------------------------------------------------------------------------------------------------
Sotheby's                                                                                                  22,700        1,171,774
-----------------------------------------------------------------------------------------------------------------------------------
Stewart Enterprises, Inc.                                                                                  54,800          412,096
-----------------------------------------------------------------------------------------------------------------------------------
Strayer Education, Inc.                                                                                     3,600          447,624
                                                                                                                    ---------------
                                                                                                                         5,514,099
-----------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.9%
Bob Evans Farms, Inc.                                                                                      11,800          433,060
-----------------------------------------------------------------------------------------------------------------------------------
Brinker International, Inc.                                                                                38,900        1,209,790
-----------------------------------------------------------------------------------------------------------------------------------
CBRL Group, Inc.                                                                                            9,400          419,052
-----------------------------------------------------------------------------------------------------------------------------------
CEC Entertainment, Inc. 1                                                                                  10,600          441,702
-----------------------------------------------------------------------------------------------------------------------------------
Chipotle Mexican Grill, Inc., Cl. B 1                                                                      15,505          929,060
-----------------------------------------------------------------------------------------------------------------------------------
CKE Restaurants, Inc.                                                                                       5,300          107,643
-----------------------------------------------------------------------------------------------------------------------------------
Domino's Pizza, Inc.                                                                                       14,400          464,400
-----------------------------------------------------------------------------------------------------------------------------------
IHOP Corp.                                                                                                  7,600          447,792
-----------------------------------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                                                                    18,900        1,259,118
-----------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                                          345,400       16,675,912
-----------------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc. 1                                                                                        8,100          461,862
-----------------------------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                                                60,400        2,277,080
-----------------------------------------------------------------------------------------------------------------------------------
Wyndham Worldwide Corp. 1                                                                                  43,800        1,515,480
-----------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                                                         187,900       11,623,494
                                                                                                                    ---------------
                                                                                                                        38,265,445
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.1%
American Greetings Corp., Cl. A                                                                            19,100          486,095
-----------------------------------------------------------------------------------------------------------------------------------
Leggett & Platt, Inc.                                                                                      55,200        1,298,304
-----------------------------------------------------------------------------------------------------------------------------------
NVR, Inc. 1                                                                                                 1,400        1,153,600
-----------------------------------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                                                                    9,300          411,990
-----------------------------------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 2                                                                         39,700        1,031,009
-----------------------------------------------------------------------------------------------------------------------------------
Tupperware Brands Corp.                                                                                    18,100          508,972
                                                                                                                    ---------------
                                                                                                                         4,889,970
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.3%
Expedia, Inc. 1                                                                                            56,288        1,329,523
-----------------------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp 1                                                                                     140,400        5,352,048


                  1 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL CONTINUED
Liberty Media Holding Corp.-Interactive, Series A 1                                                       123,400   $    3,088,702
-----------------------------------------------------------------------------------------------------------------------------------
Priceline.com, Inc. 1                                                                                       8,500          472,940
                                                                                                                    ---------------
                                                                                                                        10,243,213
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Brunswick Corp.                                                                                            34,000        1,113,840
-----------------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                               58,700        1,855,507
-----------------------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                                              100,800        2,852,640
                                                                                                                    ---------------
                                                                                                                         5,821,987
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA--4.9%
Arbitron, Inc.                                                                                              8,700          428,736
-----------------------------------------------------------------------------------------------------------------------------------
Belo Corp., Cl. A                                                                                          22,300          429,721
-----------------------------------------------------------------------------------------------------------------------------------
CBS Corp., Cl. B                                                                                          408,000       12,962,160
-----------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                                                        633,600       22,448,448
-----------------------------------------------------------------------------------------------------------------------------------
DirecTV Group, Inc. (The) 1                                                                               491,100       11,707,824
-----------------------------------------------------------------------------------------------------------------------------------
DreamWorks Animation SKG, Inc. 1                                                                           32,900          963,312
-----------------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A 1                                                                    203,000        9,445,590
-----------------------------------------------------------------------------------------------------------------------------------
Entravision Communications Corp. 1                                                                         42,500          416,925
-----------------------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                                                         136,800        7,805,808
-----------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc. 1                                                                                       21,400        1,112,800
-----------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc.                                                                                               39,845        1,384,614
-----------------------------------------------------------------------------------------------------------------------------------
Journal Communications, Inc.                                                                                1,300           17,537
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Media Holding Corp.-Capital, Series A 1                                                            47,918        5,413,296
-----------------------------------------------------------------------------------------------------------------------------------
Lin TV Corp. 1                                                                                             20,700          330,372
-----------------------------------------------------------------------------------------------------------------------------------
Marvel Entertainment, Inc. 1                                                                               47,400        1,399,722
-----------------------------------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                                                   777,500       17,408,225
-----------------------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                                                       188,300       19,716,893
-----------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp. 1                                                                                     15,300        1,194,777
-----------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Cl. A                                                                      28,600          467,038
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                                       1,251,600       25,820,508
-----------------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                                                45,100        1,479,280
-----------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B 1                                                                                     503,864       20,784,390
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                                                   1,338,100       46,806,738
                                                                                                                    ---------------
                                                                                                                       209,944,714
-----------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--2.8%
Big Lots, Inc. 1                                                                                           65,900        2,121,980
-----------------------------------------------------------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                                                                     32,600        1,128,938
-----------------------------------------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1                                                                                 58,500        2,300,220
-----------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                                 72,200        2,298,848
-----------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                                         554,000       24,331,680
-----------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                                                                       152,200       12,037,498
-----------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp. 1                                                                                            327,500       24,248,100
-----------------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                                           386,600       21,232,072
-----------------------------------------------------------------------------------------------------------------------------------
Saks, Inc.                                                                                                 58,800        1,231,272
-----------------------------------------------------------------------------------------------------------------------------------
Sears Holdings Corp. 1                                                                                     83,700       15,979,167
-----------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                              241,800       14,355,666
                                                                                                                    ---------------
                                                                                                                       121,265,441


                  2 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.9%
Aeropostale, Inc. 1                                                                                        24,800   $    1,020,520
-----------------------------------------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                                                                            57,050        1,681,264
-----------------------------------------------------------------------------------------------------------------------------------
Asbury Automotive Group, Inc.                                                                              15,800          454,566
-----------------------------------------------------------------------------------------------------------------------------------
AutoZone, Inc. 1                                                                                           15,400        2,048,816
-----------------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                                        220,000       10,263,000
-----------------------------------------------------------------------------------------------------------------------------------
Buckle, Inc. (The)                                                                                         13,300          473,746
-----------------------------------------------------------------------------------------------------------------------------------
DSW, Inc., Cl. A 1                                                                                         13,400          519,384
-----------------------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                                                            39,600          710,820
-----------------------------------------------------------------------------------------------------------------------------------
Gymboree Corp. 1                                                                                           15,800          603,244
-----------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                          715,200       27,084,624
-----------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                         422,800       12,920,768
-----------------------------------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                                                                                22,950          993,047
-----------------------------------------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                                                       74,300        2,497,966
-----------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1                                                                                 35,900        1,145,210
-----------------------------------------------------------------------------------------------------------------------------------
RadioShack Corp.                                                                                           48,400        1,406,988
-----------------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                                                                      33,000          918,720
-----------------------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                                                          50,000        1,657,500
-----------------------------------------------------------------------------------------------------------------------------------
Sally Beauty Holdings, Inc. 1                                                                              46,500          456,630
-----------------------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                                       23,500        1,498,595
-----------------------------------------------------------------------------------------------------------------------------------
Sonic Automotive, Inc.                                                                                     14,500          414,555
-----------------------------------------------------------------------------------------------------------------------------------
Stage Stores, Inc.                                                                                         18,500          407,925
-----------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                                                      444,400       12,394,316
                                                                                                                    ---------------
                                                                                                                        81,572,204
-----------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.6%
Coach, Inc. 1                                                                                             320,400       15,645,132
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Sportswear Co.                                                                                    15,500          970,300
-----------------------------------------------------------------------------------------------------------------------------------
Deckers Outdoor Corp. 1                                                                                     6,100          461,953
-----------------------------------------------------------------------------------------------------------------------------------
Fossil, Inc. 1                                                                                             14,900          419,733
-----------------------------------------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                                                        28,500        1,274,520
-----------------------------------------------------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                                                                          71,219        3,835,855
-----------------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc.                                                                                     9,100          422,422
-----------------------------------------------------------------------------------------------------------------------------------
Wolverine World Wide, Inc.                                                                                 16,000          457,280
                                                                                                                    ---------------
                                                                                                                        23,487,195
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--7.2%
-----------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.7%
Coca-Cola Co. (The)                                                                                       672,800       35,113,432
-----------------------------------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                                                                           40,400        1,325,524
-----------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                             570,500       37,704,345
                                                                                                                    ---------------
                                                                                                                        74,143,301
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.4%
Costco Wholesale Corp.                                                                                      4,200          224,994
-----------------------------------------------------------------------------------------------------------------------------------
Ingles Markets, Inc., Cl. A                                                                                11,400          409,944
-----------------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The)                                                                                          687,900       20,299,929
-----------------------------------------------------------------------------------------------------------------------------------
Performance Food Group Co. 1                                                                               14,700          459,375
-----------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc.                                                                                             427,500       15,518,250
-----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                                     445,100       21,329,192


                  3 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING CONTINUED
Walgreen Co.                                                                                               50,800   $    2,230,120
                                                                                                                    ---------------
                                                                                                                        60,471,804
-----------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.8%
Campbell Soup Co.                                                                                         197,200        7,710,520
-----------------------------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                                                                       467,500       11,491,150
-----------------------------------------------------------------------------------------------------------------------------------
Dean Foods Co.                                                                                             35,000        1,275,050
-----------------------------------------------------------------------------------------------------------------------------------
Flowers Foods, Inc.                                                                                        13,300          414,827
-----------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                                       149,400        8,949,060
-----------------------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                                                          243,400       11,466,574
-----------------------------------------------------------------------------------------------------------------------------------
J.M. Smucker Co. (The)                                                                                     20,400        1,138,728
-----------------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                               161,800        8,560,838
-----------------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A                                                                                  561,755       18,801,940
-----------------------------------------------------------------------------------------------------------------------------------
Ralcorp Holdings, Inc. 1                                                                                    7,100          467,251
-----------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                                            404,300        6,634,563
-----------------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A                                                                                   66,700        1,398,032
                                                                                                                    ---------------
                                                                                                                        78,308,533
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.5%
Clorox Co. (The)                                                                                           27,800        1,864,824
-----------------------------------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                                                                                 16,600        1,613,188
-----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                                                286,967       18,454,848
                                                                                                                    ---------------
                                                                                                                        21,932,860
-----------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Alberto-Culver Co.                                                                                         45,700        1,110,053
-----------------------------------------------------------------------------------------------------------------------------------
Chattem, Inc. 1                                                                                             8,700          497,118
-----------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc. (The), Cl. A                                                                       28,000        1,439,760
-----------------------------------------------------------------------------------------------------------------------------------
NBTY, Inc. 1                                                                                               31,600        1,561,356
-----------------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc. 1                                                                                   31,800          483,996
-----------------------------------------------------------------------------------------------------------------------------------
USANA Health Sciences, Inc. 1                                                                               6,400          254,976
                                                                                                                    ---------------
                                                                                                                         5,347,259
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO--1.7%
Altria Group, Inc.                                                                                        972,700       67,038,484
-----------------------------------------------------------------------------------------------------------------------------------
Loews Corp./Carolina Group                                                                                 20,300        1,553,559
-----------------------------------------------------------------------------------------------------------------------------------
Universal Corp.                                                                                             7,400          463,832
-----------------------------------------------------------------------------------------------------------------------------------
UST, Inc.                                                                                                  35,000        1,983,800
                                                                                                                    ---------------
                                                                                                                        71,039,675
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY--12.0%
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Global Industries Ltd. 1                                                                                   50,900        1,056,684
-----------------------------------------------------------------------------------------------------------------------------------
Gulfmark Offshore, Inc. 1                                                                                  10,000          479,000
-----------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                           502,600       15,967,602
-----------------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc. 1                                                                            169,600       14,390,560
-----------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                                         348,700       25,744,521
-----------------------------------------------------------------------------------------------------------------------------------
Tidewater, Inc.                                                                                            37,300        2,357,733
                                                                                                                    ---------------
                                                                                                                        59,996,100
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--10.6%
Alberta Clipper Energy, Inc. 1                                                                             69,317          244,193


                  4 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Anadarko Petroleum Corp.                                                                                  284,400   $   13,270,104
-----------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                              190,600       13,818,500
-----------------------------------------------------------------------------------------------------------------------------------
Berry Petroleum Co., Cl. A                                                                                 12,500          425,750
-----------------------------------------------------------------------------------------------------------------------------------
Celtic Exploration Ltd. 1                                                                                  40,400          465,916
-----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                                   207,600        7,006,500
-----------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                           1,274,971       99,179,994
-----------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                            255,143       17,694,167
-----------------------------------------------------------------------------------------------------------------------------------
Copano Energy LLC                                                                                           1,200           46,872
-----------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                                        117,600        8,569,512
-----------------------------------------------------------------------------------------------------------------------------------
Enbridge Energy Management LLC 1                                                                                1               14
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                       2,493,800      197,957,844
-----------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp.                                                                                         36,100        1,275,413
-----------------------------------------------------------------------------------------------------------------------------------
Frontline Ltd.                                                                                             24,400          922,076
-----------------------------------------------------------------------------------------------------------------------------------
General Maritime Corp.                                                                                     15,100          484,257
-----------------------------------------------------------------------------------------------------------------------------------
Hess Corp.                                                                                                193,500       10,981,125
-----------------------------------------------------------------------------------------------------------------------------------
Holly Corp.                                                                                                25,000        1,590,000
-----------------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                                        245,100       24,889,905
-----------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                                540,200       27,388,140
-----------------------------------------------------------------------------------------------------------------------------------
OMI Corp.                                                                                                  20,000          581,400
-----------------------------------------------------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                                                                           32,300        2,286,840
-----------------------------------------------------------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                                                                         110,000        2,403,370
-----------------------------------------------------------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                                                                        55,720          707,356
-----------------------------------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                                               24,000        1,812,720
-----------------------------------------------------------------------------------------------------------------------------------
Tesoro Corp.                                                                                               16,400        1,987,680
-----------------------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1                                                                                       291,600          512,316
-----------------------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1,3                                                                                     258,700          454,514
-----------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                                       291,800       20,493,114
                                                                                                                    ---------------
                                                                                                                       457,449,592
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--17.8%
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.9%
Ameriprise Financial, Inc.                                                                                358,540       21,322,374
-----------------------------------------------------------------------------------------------------------------------------------
Ares Capital Corp.                                                                                          2,000           35,920
-----------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                                                                          408,500       16,536,080
-----------------------------------------------------------------------------------------------------------------------------------
BlackRock, Inc.                                                                                            12,900        1,931,130
-----------------------------------------------------------------------------------------------------------------------------------
GAMCO Investors, Inc., Cl. A                                                                                4,200          191,604
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                                           119,500       26,123,895
-----------------------------------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                                                                  61,700        1,543,734
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                                 311,600       28,115,668
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                            361,700       30,386,417
-----------------------------------------------------------------------------------------------------------------------------------
Piper Jaffray Cos., Inc. 1                                                                                  7,200          459,432
-----------------------------------------------------------------------------------------------------------------------------------
W.P. Carey & Co. LLC                                                                                        4,200          143,850
                                                                                                                    ---------------
                                                                                                                       126,790,104
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--3.4%
BB&T Corp.                                                                                                 20,100          836,562
-----------------------------------------------------------------------------------------------------------------------------------
Comerica, Inc.                                                                                             29,400        1,820,154
-----------------------------------------------------------------------------------------------------------------------------------
F.N.B. Corp.                                                                                               25,700          431,246
-----------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                                                                                       204,400        8,296,596
-----------------------------------------------------------------------------------------------------------------------------------
Huntington Bancshares, Inc.                                                                                60,400        1,339,672


                  5 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
National City Corp.                                                                                       304,700   $   11,136,785
-----------------------------------------------------------------------------------------------------------------------------------
Park National Corp.                                                                                         1,900          168,663
-----------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                         40,300        2,986,230
-----------------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                                      165,800       13,996,836
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                                              660,500       22,688,175
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                                            637,162       35,387,977
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                                       1,255,600       45,063,484
                                                                                                                    ---------------
                                                                                                                       144,152,380
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.1%
Advanta Corp., Cl. B                                                                                       11,000          504,020
-----------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Corp. 1                                                                                        88,500        2,232,855
                                                                                                                    ---------------
                                                                                                                         2,736,875
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.7%
Bank of America Corp.                                                                                   1,543,541       78,566,238
-----------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                                                            32,400        1,932,660
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                         1,153,700       61,861,394
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                                    1,175,252       61,230,629
                                                                                                                    ---------------
                                                                                                                       203,590,921
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE--5.0%
ACE Ltd.                                                                                                   17,600        1,046,496
-----------------------------------------------------------------------------------------------------------------------------------
Alfa Corp.                                                                                                    200            3,588
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                            440,800       27,470,656
-----------------------------------------------------------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                                                                                19,900        1,826,820
-----------------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.                                                                             32,000        1,128,640
-----------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                                        743,800       51,999,058
-----------------------------------------------------------------------------------------------------------------------------------
Assurant, Inc.                                                                                             38,700        2,226,411
-----------------------------------------------------------------------------------------------------------------------------------
Assured Guaranty Ltd.                                                                                      15,300          431,613
-----------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                               251,500       13,538,245
-----------------------------------------------------------------------------------------------------------------------------------
CNA Financial Corp. 1                                                                                      94,000        4,386,980
-----------------------------------------------------------------------------------------------------------------------------------
CNA Surety Corp. 1                                                                                         16,300          336,432
-----------------------------------------------------------------------------------------------------------------------------------
Commerce Group, Inc. (The)                                                                                 14,800          482,628
-----------------------------------------------------------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A                                                                        11,000          469,700
-----------------------------------------------------------------------------------------------------------------------------------
FBL Financial Group, Inc., Cl. A                                                                           10,700          414,518
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A                                                                 56,300        1,435,087
-----------------------------------------------------------------------------------------------------------------------------------
First American Corp. (The)                                                                                 24,700        1,272,050
-----------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                                           371,800       13,566,982
-----------------------------------------------------------------------------------------------------------------------------------
Hilb, Rogal & Hamilton Co.                                                                                  8,600          373,670
-----------------------------------------------------------------------------------------------------------------------------------
Horace Mann Educators Corp.                                                                                20,100          422,904
-----------------------------------------------------------------------------------------------------------------------------------
Infinity Property & Casualty Corp.                                                                          8,800          409,288
-----------------------------------------------------------------------------------------------------------------------------------
IPC Holdings Ltd.                                                                                          15,600          467,688
-----------------------------------------------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                                                                           5,800          466,030
-----------------------------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                                               306,800       14,517,776
-----------------------------------------------------------------------------------------------------------------------------------
Max Re Capital Ltd.                                                                                        16,300          436,840
-----------------------------------------------------------------------------------------------------------------------------------
MBIA, Inc.                                                                                                 26,400        1,836,384
-----------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                             156,300       10,268,910
-----------------------------------------------------------------------------------------------------------------------------------
Midland Co. (The)                                                                                           2,800          122,892
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                                                                 21,900        1,251,147
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Casualty Corp.                                                                                        14,800          468,272


                  6 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
Partnerre Holdings Ltd.                                                                                    13,000   $      936,260
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)                                                                                   28,100          418,690
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                                        13,100          448,282
-----------------------------------------------------------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                                                                     362,000       22,983,380
-----------------------------------------------------------------------------------------------------------------------------------
ProAssurance Corp. 1                                                                                        8,000          430,720
-----------------------------------------------------------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                                                                         18,200        1,134,042
-----------------------------------------------------------------------------------------------------------------------------------
RLI Corp.                                                                                                   7,900          439,951
-----------------------------------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                                               23,200        1,548,368
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                                                                                415,300       22,467,730
-----------------------------------------------------------------------------------------------------------------------------------
United America Indemnity Ltd., Cl. A 1                                                                     17,200          429,656
-----------------------------------------------------------------------------------------------------------------------------------
Universal American Financial Corp. 1                                                                       15,700          291,392
-----------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                                                    108,200        8,437,436
                                                                                                                    ---------------
                                                                                                                       213,043,612
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
Jones Lang LaSalle, Inc.                                                                                   11,800        1,268,382
-----------------------------------------------------------------------------------------------------------------------------------
Stratus Properties, Inc. 1                                                                                  2,100           76,902
                                                                                                                    ---------------
                                                                                                                         1,345,284
-----------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.7%
Countrywide Financial Corp.                                                                               153,800        5,702,904
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                                391,600       23,073,072
-----------------------------------------------------------------------------------------------------------------------------------
First Niagara Financial Group, Inc.                                                                        11,300          153,680
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                               235,400       15,249,212
-----------------------------------------------------------------------------------------------------------------------------------
Hudson City Bancorp, Inc.                                                                                 114,800        1,529,136
-----------------------------------------------------------------------------------------------------------------------------------
MAF Bancorp, Inc.                                                                                          10,700          429,605
-----------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                                                      23,300        1,435,513
-----------------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                                                      44,600        2,161,762
-----------------------------------------------------------------------------------------------------------------------------------
Provident Financial Services, Inc.                                                                         24,600          421,644
-----------------------------------------------------------------------------------------------------------------------------------
Radian Group, Inc.                                                                                         54,800        3,184,428
-----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                                   519,500       21,808,610
                                                                                                                    ---------------
                                                                                                                        75,149,566
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--13.6%
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.6%
Amgen, Inc. 1                                                                                             366,500       23,507,310
-----------------------------------------------------------------------------------------------------------------------------------
Biogen Idec, Inc. 1                                                                                        19,300          911,153
-----------------------------------------------------------------------------------------------------------------------------------
Regeneron Pharmaceuticals, Inc. 1                                                                          16,700          454,240
                                                                                                                    ---------------
                                                                                                                        24,872,703
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.9%
Advanced Medical Optics, Inc. 1                                                                            27,700        1,119,911
-----------------------------------------------------------------------------------------------------------------------------------
Biosite, Inc. 1                                                                                               700           64,750
-----------------------------------------------------------------------------------------------------------------------------------
ConMed Corp. 1                                                                                             13,900          421,448
-----------------------------------------------------------------------------------------------------------------------------------
Dade Behring Holdings, Inc.                                                                                28,100        1,379,991
-----------------------------------------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1                                                                               24,800        1,215,200
-----------------------------------------------------------------------------------------------------------------------------------
Immucor, Inc. 1                                                                                            36,300        1,184,469
-----------------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc. 1                                                                                   21,900        1,095,000
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                           338,200       17,900,926
-----------------------------------------------------------------------------------------------------------------------------------
Mentor Corp.                                                                                               21,600          840,456


                  7 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
Steris Corp.                                                                                               16,300   $      416,628
-----------------------------------------------------------------------------------------------------------------------------------
Viasys Healthcare, Inc. 1                                                                                  13,200          422,664
-----------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc. 1                                                                                   174,300       15,770,664
                                                                                                                    ---------------
                                                                                                                        41,832,107
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.0%
Aetna, Inc.                                                                                               540,300       25,329,264
-----------------------------------------------------------------------------------------------------------------------------------
AMERIGROUP Corp. 1                                                                                         14,400          405,072
-----------------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                                                    48,600        2,429,514
-----------------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc. 1                                                                             14,700          466,578
-----------------------------------------------------------------------------------------------------------------------------------
Chemed Corp.                                                                                                9,700          487,910
-----------------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                                               101,500       15,792,385
-----------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc. 1                                                                           33,100        1,218,080
-----------------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                                                                               31,100        1,798,513
-----------------------------------------------------------------------------------------------------------------------------------
Emergency Medical Services LP, Cl. A 1                                                                     16,400          549,072
-----------------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 1                                                                                    21,200        2,025,660
-----------------------------------------------------------------------------------------------------------------------------------
Health Net, Inc. 1                                                                                         25,200        1,362,312
-----------------------------------------------------------------------------------------------------------------------------------
Healthspring, Inc. 1                                                                                       19,100          449,232
-----------------------------------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                                                             44,200        2,795,208
-----------------------------------------------------------------------------------------------------------------------------------
Kindred Healthcare, Inc. 1                                                                                 13,800          481,896
-----------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings 1                                                                     23,600        1,862,984
-----------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                                            389,800       22,931,934
-----------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                                                                            265,600       20,722,112
-----------------------------------------------------------------------------------------------------------------------------------
PSS World Medical, Inc. 1                                                                                  21,300          428,130
-----------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                                1,175,350       62,364,071
-----------------------------------------------------------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1                                                                              13,700        1,104,083
-----------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc. 1                                                                                         656,790       51,866,706
                                                                                                                    ---------------
                                                                                                                       216,870,716
-----------------------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.1%
Invitrogen Corp. 1                                                                                         18,500        1,211,195
-----------------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                                          45,800        1,108,360
-----------------------------------------------------------------------------------------------------------------------------------
Varian, Inc. 1                                                                                              7,600          440,496
                                                                                                                    ---------------
                                                                                                                         2,760,051
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--7.0%
Abbott Laboratories                                                                                       436,700       24,725,954
-----------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                                                  537,300       15,506,478
-----------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                           248,000       14,664,240
-----------------------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                                                                               406,100       21,608,581
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                       1,067,900       68,580,538
-----------------------------------------------------------------------------------------------------------------------------------
K-V Pharmaceutical Co., Cl. A 1                                                                             8,600          223,686
-----------------------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                                                                               62,300        1,274,035
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                         819,200       42,139,648
-----------------------------------------------------------------------------------------------------------------------------------
Par Pharmaceutical Cos., Inc. 1                                                                            15,900          428,187
-----------------------------------------------------------------------------------------------------------------------------------
Perrigo Co.                                                                                                25,800          490,200
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                            3,517,300       93,067,758
-----------------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                                                     576,300       18,285,999


                  8 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
Sciele Pharma, Inc. 1                                                                                      20,200   $      499,344
                                                                                                                    ---------------
                                                                                                                       301,494,648
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--8.8%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.0%
Armor Holdings, Inc. 1                                                                                     16,500        1,179,750
-----------------------------------------------------------------------------------------------------------------------------------
Boeing Co.                                                                                                235,000       21,855,000
-----------------------------------------------------------------------------------------------------------------------------------
Curtiss-Wright Corp.                                                                                       10,300          443,827
-----------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                                    262,700       20,621,950
-----------------------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                                             470,400       25,486,272
-----------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                                     293,700       28,236,318
-----------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                                    340,900       25,103,876
-----------------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                                                   24,000          500,880
-----------------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                                                  46,400        4,830,704
-----------------------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                                              459,900       24,623,046
-----------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                                 291,400       19,561,682
                                                                                                                    ---------------
                                                                                                                       172,443,305
-----------------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.3%
Hub Group, Inc., Cl. A 1                                                                                   14,400          518,400
-----------------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                                                                        170,700       12,022,401
                                                                                                                    ---------------
                                                                                                                        12,540,801
-----------------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.1%
AMR Corp. 1                                                                                                50,800        1,325,372
-----------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1                                                                        31,700        1,158,952
-----------------------------------------------------------------------------------------------------------------------------------
Republic Airways Holdings, Inc. 1                                                                          18,600          395,436
                                                                                                                    ---------------
                                                                                                                         2,879,760
-----------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.0%
Lennox International, Inc.                                                                                 29,100          983,871
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.4%
ABM Industries, Inc.                                                                                       16,800          472,752
-----------------------------------------------------------------------------------------------------------------------------------
Acco Brands Corp. 1                                                                                        19,000          452,200
-----------------------------------------------------------------------------------------------------------------------------------
Administaff, Inc.                                                                                          17,100          567,549
-----------------------------------------------------------------------------------------------------------------------------------
Consolidated Graphics, Inc. 1                                                                               6,100          459,025
-----------------------------------------------------------------------------------------------------------------------------------
Deluxe Corp.                                                                                               25,300          957,605
-----------------------------------------------------------------------------------------------------------------------------------
Donnelley (R.R.) & Sons Co.                                                                                44,400        1,784,880
-----------------------------------------------------------------------------------------------------------------------------------
Harland (John H.) Co.                                                                                      20,100        1,057,260
-----------------------------------------------------------------------------------------------------------------------------------
Heidrick & Struggles International, Inc. 1                                                                  9,100          429,338
-----------------------------------------------------------------------------------------------------------------------------------
IHS, Inc., Cl. A 1                                                                                         22,800          942,552
-----------------------------------------------------------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                                                                                50,400          753,984
-----------------------------------------------------------------------------------------------------------------------------------
Kelly Services, Inc., Cl. A                                                                                14,700          421,890
-----------------------------------------------------------------------------------------------------------------------------------
Knoll, Inc.                                                                                                18,900          438,858
-----------------------------------------------------------------------------------------------------------------------------------
Korn-Ferry International 1                                                                                 19,500          459,615
-----------------------------------------------------------------------------------------------------------------------------------
Labor Ready, Inc. 1                                                                                        23,200          503,440
-----------------------------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                                             18,600        1,492,650
-----------------------------------------------------------------------------------------------------------------------------------
PHH Corp. 1                                                                                                 1,500           45,750
-----------------------------------------------------------------------------------------------------------------------------------
Republic Services, Inc.                                                                                    47,800        1,335,054
-----------------------------------------------------------------------------------------------------------------------------------
Rollins, Inc.                                                                                              19,300          445,251


                  9 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Steelcase, Inc., Cl. A                                                                                     50,900   $      993,568
-----------------------------------------------------------------------------------------------------------------------------------
United Stationers, Inc. 1                                                                                   6,900          410,688
-----------------------------------------------------------------------------------------------------------------------------------
Viad Corp.                                                                                                 12,200          498,248
-----------------------------------------------------------------------------------------------------------------------------------
Watson Wyatt & Co. Holdings                                                                                22,200        1,046,286
                                                                                                                    ---------------
                                                                                                                        15,968,443
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Chicago Bridge & Iron Co. NV                                                                               57,200        1,980,836
-----------------------------------------------------------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                                                                         9,100          570,479
-----------------------------------------------------------------------------------------------------------------------------------
Granite Construction, Inc.                                                                                 16,900        1,018,056
-----------------------------------------------------------------------------------------------------------------------------------
Infrasource Services, Inc. 1                                                                               18,600          620,868
                                                                                                                    ---------------
                                                                                                                         4,190,239
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Acuity Brands, Inc.                                                                                        35,800        2,116,496
-----------------------------------------------------------------------------------------------------------------------------------
Belden CDT, Inc.                                                                                           25,900        1,447,292
-----------------------------------------------------------------------------------------------------------------------------------
GrafTech International Ltd. 1                                                                              48,700          486,026
-----------------------------------------------------------------------------------------------------------------------------------
II-VI, Inc. 1                                                                                              13,300          360,297
-----------------------------------------------------------------------------------------------------------------------------------
Woodward Governor Co.                                                                                      18,700          922,845
                                                                                                                    ---------------
                                                                                                                         5,332,956
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.8%
3M Co.                                                                                                    209,600       17,348,592
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                                    2,155,300       79,444,358
-----------------------------------------------------------------------------------------------------------------------------------
Sequa Corp., Cl. A 1                                                                                          300           35,160
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                                   763,100       24,899,953
                                                                                                                    ---------------
                                                                                                                       121,728,063
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.6%
Cummins, Inc.                                                                                              26,400        2,433,024
-----------------------------------------------------------------------------------------------------------------------------------
Danaher Corp.                                                                                              45,800        3,260,502
-----------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                               163,400       14,576,914
-----------------------------------------------------------------------------------------------------------------------------------
Middleby Corp. (The) 1                                                                                      4,300          590,304
-----------------------------------------------------------------------------------------------------------------------------------
Navistar International Corp. 1                                                                             19,800        1,099,494
-----------------------------------------------------------------------------------------------------------------------------------
Pall Corp.                                                                                                 34,500        1,447,275
-----------------------------------------------------------------------------------------------------------------------------------
SPX Corp.                                                                                                  17,600        1,247,488
-----------------------------------------------------------------------------------------------------------------------------------
Terex Corp. 1                                                                                              19,800        1,541,430
-----------------------------------------------------------------------------------------------------------------------------------
Wabtec Corp.                                                                                               14,000          520,100
                                                                                                                    ---------------
                                                                                                                        26,716,531
-----------------------------------------------------------------------------------------------------------------------------------
MARINE--0.0%
Horizon Lines, Inc., Cl. A                                                                                 14,000          476,140
-----------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.3%
Avis Budget Group, Inc. 1                                                                                  41,000        1,153,330
-----------------------------------------------------------------------------------------------------------------------------------
Con-way, Inc.                                                                                              21,800        1,190,934
-----------------------------------------------------------------------------------------------------------------------------------
CSX Corp.                                                                                                 225,600        9,739,152
-----------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern 1                                                                                     32,100        1,192,515
-----------------------------------------------------------------------------------------------------------------------------------
Laidlaw International, Inc.                                                                                33,200        1,137,100
-----------------------------------------------------------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1                                                                            7,300          228,344
                                                                                                                    ---------------
                                                                                                                        14,641,375


                  10 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
Applied Industrial Technologies, Inc.                                                                      15,400   $      413,798
-----------------------------------------------------------------------------------------------------------------------------------
UAP Holding Corp.                                                                                          18,800          520,196
-----------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                                        18,200        1,503,684
                                                                                                                    ---------------
                                                                                                                         2,437,678
-----------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--20.0%
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.6%
ADTRAN, Inc.                                                                                               16,300          414,835
-----------------------------------------------------------------------------------------------------------------------------------
Arris Group, Inc. 1                                                                                        46,000          681,720
-----------------------------------------------------------------------------------------------------------------------------------
Avaya, Inc. 1                                                                                             116,000        1,498,720
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                                                                   3,374,500       90,234,130
-----------------------------------------------------------------------------------------------------------------------------------
CommScope, Inc. 1                                                                                          24,200        1,128,930
-----------------------------------------------------------------------------------------------------------------------------------
Comtech Telecommunications Corp. 1                                                                         10,900          412,565
-----------------------------------------------------------------------------------------------------------------------------------
Dycom Industries, Inc. 1                                                                                   15,600          404,196
-----------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                                                                   91,800        2,052,648
-----------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                                          1,802,400       31,235,592
-----------------------------------------------------------------------------------------------------------------------------------
Polycom, Inc. 1                                                                                            46,400        1,545,120
-----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                            566,000       24,790,800
                                                                                                                    ---------------
                                                                                                                       154,399,256
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--6.2%
Apple, Inc. 1                                                                                             512,600       51,157,480
-----------------------------------------------------------------------------------------------------------------------------------
Dell, Inc. 1                                                                                              953,300       24,032,693
-----------------------------------------------------------------------------------------------------------------------------------
Diebold, Inc.                                                                                              24,800        1,182,216
-----------------------------------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                                                             1,108,300       16,823,994
-----------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                                     1,732,500       73,007,550
-----------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                                     953,300       97,436,793
-----------------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                                                                       23,900        1,302,550
-----------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc. 1                                                                                   4,900          182,329
                                                                                                                    ---------------
                                                                                                                       265,125,605
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
Agilent Technologies, Inc. 1                                                                              388,000       13,335,560
-----------------------------------------------------------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                                                                                  31,800        1,256,736
-----------------------------------------------------------------------------------------------------------------------------------
Avnet, Inc. 1                                                                                              37,400        1,529,660
-----------------------------------------------------------------------------------------------------------------------------------
Cognex Corp.                                                                                               13,900          299,545
-----------------------------------------------------------------------------------------------------------------------------------
Dolby Laboratories, Inc., Cl. A 1                                                                           3,100          109,802
-----------------------------------------------------------------------------------------------------------------------------------
Littlefuse, Inc. 1                                                                                         10,800          433,188
-----------------------------------------------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc. 1                                                                       13,400        1,308,108
-----------------------------------------------------------------------------------------------------------------------------------
Paxar Corp. 1                                                                                               1,400           42,014
-----------------------------------------------------------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. 1                                                                            7,800          516,984
                                                                                                                    ---------------
                                                                                                                        18,831,597
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.9%
CMGI, Inc. 1                                                                                              201,000          422,100
-----------------------------------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                                                                      70,500       33,232,290
-----------------------------------------------------------------------------------------------------------------------------------
Open Text Corp. 1                                                                                          19,600          451,192
-----------------------------------------------------------------------------------------------------------------------------------
United Online, Inc.                                                                                        67,100          968,253


                  11 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
VeriSign, Inc. 1                                                                                           60,300   $    1,649,205
                                                                                                                    ---------------
                                                                                                                        36,723,040
-----------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--2.0%
Accenture Ltd., Cl. A                                                                                     134,500        5,258,950
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp. 1                                                                              20,500        1,305,030
-----------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                                                           268,000       11,995,680
-----------------------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp. 1                                                                                  32,400        1,799,496
-----------------------------------------------------------------------------------------------------------------------------------
Convergys Corp. 1                                                                                          83,700        2,114,262
-----------------------------------------------------------------------------------------------------------------------------------
Covansys Corp. 1                                                                                           18,331          612,255
-----------------------------------------------------------------------------------------------------------------------------------
CSG Systems International, Inc. 1                                                                          25,800          690,924
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                                             757,500       22,149,300
-----------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                                          906,200       29,360,880
-----------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc. 1                                                                                             38,100        2,025,777
-----------------------------------------------------------------------------------------------------------------------------------
ManTech International Corp. 1                                                                              13,200          404,976
-----------------------------------------------------------------------------------------------------------------------------------
MasterCard, Inc., Cl. A 2                                                                                  41,200        4,601,216
-----------------------------------------------------------------------------------------------------------------------------------
MPS Group, Inc. 1                                                                                          31,000          424,390
-----------------------------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                                              10,600          393,260
-----------------------------------------------------------------------------------------------------------------------------------
Perot Systems Corp., Cl. A 1                                                                               55,400          991,660
-----------------------------------------------------------------------------------------------------------------------------------
Syntel, Inc.                                                                                               12,100          424,226
-----------------------------------------------------------------------------------------------------------------------------------
Total System Services, Inc.                                                                                31,600          981,496
-----------------------------------------------------------------------------------------------------------------------------------
Western Union Co.                                                                                          81,600        1,717,680
                                                                                                                    ---------------
                                                                                                                        87,251,458
-----------------------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.0%
Dionex Corp. 1                                                                                              4,800          331,200
-----------------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.5%
Xerox Corp. 1                                                                                           1,252,900       23,178,650
-----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.8%
Advanced Energy Industries, Inc. 1                                                                         23,300          570,850
-----------------------------------------------------------------------------------------------------------------------------------
AMIS Holdings, Inc. 1                                                                                      39,200          454,720
-----------------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc. 1                                                                                   86,200        1,205,938
-----------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                                      387,400       14,961,388
-----------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                                                                   765,000       14,703,300
-----------------------------------------------------------------------------------------------------------------------------------
ATMI, Inc. 1                                                                                               13,900          429,927
-----------------------------------------------------------------------------------------------------------------------------------
Brooks Automation, Inc. 1                                                                                  26,200          457,714
-----------------------------------------------------------------------------------------------------------------------------------
Cymer, Inc. 1                                                                                              14,300          579,293
-----------------------------------------------------------------------------------------------------------------------------------
Entegris, Inc. 1                                                                                           36,500          427,780
-----------------------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., Cl. A 1                                                       63,000        1,108,800
-----------------------------------------------------------------------------------------------------------------------------------
FEI Co. 1                                                                                                  12,400          461,280
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                               458,300        9,853,450
-----------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                                                           24,000        1,333,200
-----------------------------------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                                                                         150,300        8,248,464
-----------------------------------------------------------------------------------------------------------------------------------
Micrel, Inc. 1                                                                                             66,900          839,595
-----------------------------------------------------------------------------------------------------------------------------------
MKS Instruments, Inc. 1                                                                                    19,300          520,135
-----------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                                               61,200        1,609,560
-----------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc. 1                                                                                   39,900        1,291,563


                  12 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
ON Semiconductor Corp. 1                                                                                  105,900   $    1,134,189
-----------------------------------------------------------------------------------------------------------------------------------
RF Micro Devices, Inc. 1                                                                                   67,800          423,750
-----------------------------------------------------------------------------------------------------------------------------------
Teradyne, Inc. 1                                                                                           71,000        1,238,950
-----------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                                   311,900       10,720,003
-----------------------------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1                                                          25,400        1,685,544
-----------------------------------------------------------------------------------------------------------------------------------
Verigy Ltd. 1                                                                                              37,373          944,416
-----------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                               62,000        1,827,760
                                                                                                                    ---------------
                                                                                                                        77,031,569
-----------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--4.6%
Aspen Technology, Inc. 1                                                                                   31,000          420,980
-----------------------------------------------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                                                                       58,000        1,877,460
-----------------------------------------------------------------------------------------------------------------------------------
CA, Inc.                                                                                                  157,000        4,279,820
-----------------------------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                                                                             86,300        1,915,860
-----------------------------------------------------------------------------------------------------------------------------------
Cognos, Inc. 1                                                                                             21,900          944,109
-----------------------------------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                                                         217,000        2,141,790
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                                                                   110,400        5,565,264
-----------------------------------------------------------------------------------------------------------------------------------
Epicor Software Corp. 1                                                                                    29,700          430,650
-----------------------------------------------------------------------------------------------------------------------------------
Fair Isaac Corp.                                                                                           51,500        1,839,065
-----------------------------------------------------------------------------------------------------------------------------------
Henry (Jack) & Associates, Inc.                                                                            42,800        1,016,500
-----------------------------------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                                                             58,000        1,884,420
-----------------------------------------------------------------------------------------------------------------------------------
Mentor Graphics Corp. 1                                                                                    41,500          671,470
-----------------------------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                                                                     13,700          750,760
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                         4,492,146      134,494,851
-----------------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1                                                                                5,800          659,808
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp. 1                                                                                          1,342,100       25,231,480
-----------------------------------------------------------------------------------------------------------------------------------
Sybase, Inc. 1                                                                                             61,200        1,480,428
-----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp. 1                                                                                          547,200        9,630,720
-----------------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                                           59,400        1,643,004
-----------------------------------------------------------------------------------------------------------------------------------
The9 Ltd., ADR 1                                                                                           13,600          556,376
-----------------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                                                                     50,100          456,912
                                                                                                                    ---------------
                                                                                                                       197,891,727
-----------------------------------------------------------------------------------------------------------------------------------
MATERIALS--3.1%
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.3%
Albemarle Corp.                                                                                            39,300        1,668,285
-----------------------------------------------------------------------------------------------------------------------------------
Cabot Corp.                                                                                                24,600        1,114,380
-----------------------------------------------------------------------------------------------------------------------------------
CF Industries Holdings, Inc.                                                                               26,700        1,059,723
-----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co. (The)                                                                                    388,300       17,322,063
-----------------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                                                             267,900       13,172,643
-----------------------------------------------------------------------------------------------------------------------------------
Ferro Corp.                                                                                                 1,100           22,891
-----------------------------------------------------------------------------------------------------------------------------------
Hercules, Inc. 1                                                                                           92,800        1,748,352
-----------------------------------------------------------------------------------------------------------------------------------
Lubrizol Corp. (The)                                                                                       24,400        1,462,536
-----------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                                                      49,100        1,527,992
-----------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co.                                                                                          45,900        1,220,022
-----------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                                       49,000        3,605,420
-----------------------------------------------------------------------------------------------------------------------------------
Rockwood Holdings, Inc. 1                                                                                  15,700          481,990


                  13 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Rohm & Haas Co.                                                                                           165,400   $    8,463,518
-----------------------------------------------------------------------------------------------------------------------------------
Sensient Technologies Corp.                                                                                18,300          479,094
-----------------------------------------------------------------------------------------------------------------------------------
Spartech Corp.                                                                                             17,700          496,662
-----------------------------------------------------------------------------------------------------------------------------------
Valhi, Inc.                                                                                                24,700          414,466
-----------------------------------------------------------------------------------------------------------------------------------
W.R. Grace & Co. 1                                                                                         19,300          513,380
                                                                                                                    ---------------
                                                                                                                        54,773,417
-----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Crown Holdings, Inc. 1                                                                                     50,200        1,213,334
-----------------------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America                                                                                 15,700          388,732
-----------------------------------------------------------------------------------------------------------------------------------
Pactiv Corp. 1                                                                                             47,400        1,639,092
-----------------------------------------------------------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A                                                                                       14,200          543,292
-----------------------------------------------------------------------------------------------------------------------------------
Sonoco Products Co.                                                                                        32,200        1,373,008
                                                                                                                    ---------------
                                                                                                                         5,157,458
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.5%
Century Aluminum Co. 1                                                                                     10,400          492,024
-----------------------------------------------------------------------------------------------------------------------------------
Chaparral Steel Co.                                                                                        35,000        2,467,500
-----------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cliffs, Inc.                                                                                     18,000        1,247,220
-----------------------------------------------------------------------------------------------------------------------------------
Compass Minerals International, Inc.                                                                       13,100          449,854
-----------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                                                               196,961       13,227,901
-----------------------------------------------------------------------------------------------------------------------------------
Hecla Mining Co. 1                                                                                         24,800          218,488
-----------------------------------------------------------------------------------------------------------------------------------
Metal Management, Inc.                                                                                      9,900          475,893
-----------------------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                                               261,500       16,594,790
-----------------------------------------------------------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc.                                                                            8,800          456,808
-----------------------------------------------------------------------------------------------------------------------------------
Southern Copper Corp. 2                                                                                   137,000       11,001,100
-----------------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc.                                                                                       36,200        1,604,022
-----------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                                 137,635       13,975,458
-----------------------------------------------------------------------------------------------------------------------------------
Worthington Industries, Inc.                                                                               19,400          431,650
                                                                                                                    ---------------
                                                                                                                        62,642,708
-----------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
International Paper Co.                                                                                   235,800        8,894,376
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.0%
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.2%
AT&T, Inc.                                                                                                975,705       37,779,298
-----------------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                                           49,900        2,297,895
-----------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc. 1                                                                                   102,800          521,196
-----------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co.                                                                                95,900        1,493,163
-----------------------------------------------------------------------------------------------------------------------------------
Cogent Communications Group, Inc. 1                                                                        18,600          473,556
-----------------------------------------------------------------------------------------------------------------------------------
Embarq Corp.                                                                                               33,561        2,015,002
-----------------------------------------------------------------------------------------------------------------------------------
PAETEC Holding Corp. 1                                                                                     38,600          402,598
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. 1                                                              1,224,000       10,869,120
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                              985,100       37,611,118
                                                                                                                    ---------------
                                                                                                                        93,462,946
-----------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.8%
Alltel Corp.                                                                                              176,100       11,039,709
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                                     1,191,826       23,872,275
-----------------------------------------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                                                                             31,100        1,771,145
                                                                                                                    ---------------
                                                                                                                        36,683,129


                  14 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES--2.0%
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.0%
Duke Energy Corp.                                                                                         913,200   $   18,738,864
-----------------------------------------------------------------------------------------------------------------------------------
Edison International, Inc.                                                                                226,700       11,867,745
-----------------------------------------------------------------------------------------------------------------------------------
El Paso Electric Co. 1                                                                                     16,600          438,240
-----------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                               56,000        4,222,960
-----------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                                          30,000        2,053,200
-----------------------------------------------------------------------------------------------------------------------------------
Otter Tail Corp.                                                                                           11,700          400,140
-----------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc.                                                                                     103,600        5,236,980
-----------------------------------------------------------------------------------------------------------------------------------
UniSource Energy Corp.                                                                                     11,700          449,397
                                                                                                                    ---------------
                                                                                                                        43,407,526
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.2%
Canadian Hydro Developers, Inc. 1                                                                         280,000        1,627,174
-----------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                                           34,700        3,092,464
-----------------------------------------------------------------------------------------------------------------------------------
Mirant Corp. 1                                                                                             45,400        2,037,098
-----------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. 1                                                                                         24,000        1,895,040
                                                                                                                    ---------------
                                                                                                                         8,651,776
-----------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.2%
Atmos Energy Corp.                                                                                         36,500        1,157,780
-----------------------------------------------------------------------------------------------------------------------------------
Nicor, Inc.                                                                                                22,000        1,127,280
-----------------------------------------------------------------------------------------------------------------------------------
Northwest Natural Gas Co.                                                                                   9,300          472,533
-----------------------------------------------------------------------------------------------------------------------------------
ONEOK, Inc.                                                                                                31,400        1,520,074
-----------------------------------------------------------------------------------------------------------------------------------
South Jersey Industries, Inc.                                                                              11,300          443,751
-----------------------------------------------------------------------------------------------------------------------------------
Southwest Gas Corp.                                                                                        11,400          431,946
-----------------------------------------------------------------------------------------------------------------------------------
UGI Corp.                                                                                                  12,000          340,320
-----------------------------------------------------------------------------------------------------------------------------------
WGL Holdings, Inc.                                                                                         13,700          463,608
                                                                                                                    ---------------
                                                                                                                         5,957,292
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.6%
Avista Corp.                                                                                               18,100          426,979
-----------------------------------------------------------------------------------------------------------------------------------
Black Hills Corp.                                                                                          11,100          441,891
-----------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.                                                                                   81,600        1,536,528
-----------------------------------------------------------------------------------------------------------------------------------
NiSource, Inc.                                                                                             61,100        1,502,449
-----------------------------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                                                321,900       16,288,140
-----------------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                             108,100        6,862,186
                                                                                                                    ---------------
                                                                                                                        27,058,173
                                                                                                                    ---------------
Total Common Stocks (Cost $3,608,609,551)                                                                            4,277,451,798

-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.21% 4,5
(Cost $2,714,499)                                                                                       2,714,499        2,714,499


                  15 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $3,611,324,050)                                                            $4,280,166,297
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.5% 6
-----------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.5%
Undivided interest of 0.06% in joint repurchase agreement (Principal Amount/Value
$3,500,000,000, with a maturity value of $3,500,518,438) with Bank of America NA, 5.3325%, dated 4/30/07, to be repurchased at $2,175,922 on 5/1/07, collateralized by U.S. Agency
Mortgages, 5%, 8/1/33-7/1/34, with a value of $3,570,000,000                                        $   2,175,600        2,175,600
-----------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.60% in joint repurchase agreement (Principal Amount/Value
$1,500,000,000 with a maturity value of $1,500,223,021) with Barclays Capital, 5.3525%, dated 4/30/07, to be repurchased at $9,001,338 on 5/1/07, collateralized by Private Label
CMOs, 0.00%, 5/25/35-5/25/47, with a value of $1,575,000,000                                            9,000,000        9,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 4.33% in joint repurchase agreement (Principal Amount/Value $300,000,000 with a maturity value of $300,044,604) with Barclays Capital, 5.3525%, dated 4/30/07, to be repurchased at $13,001,933 on 5/1/07, collateralized by AAA Asset-Backed Securities,
0.00%-5.69%, 7/15/11-5/25/37, with a value of $309,000,000                                             13,000,000       13,000,000
                                                                                                                    ---------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $24,175,600)                              24,175,600
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $3,635,499,650)                                                            99.9%   4,304,341,897
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                               0.1        2,179,650

                                                                                                    -------------------------------
NET ASSETS                                                                                                  100.0%  $4,306,521,547
                                                                                                    ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes.

3. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of April 30, 2007 was $454,514, which represents 0.01% of the Fund's net assets, all of which is considered restricted. See accompanying Notes.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                  SHARES         GROSS         GROSS           SHARES
                                                           JULY 31, 2006     ADDITIONS    REDUCTIONS   APRIL 30, 2007
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl.E, 5.21%               -   701,356,098   698,641,599        2,714,499

                                                                                                             DIVIDEND
                                                                                               VALUE           INCOME
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl.E, 5.21%                                 $ 2,417,499   $    1,080,701

5. Rate shown is the 7-day yield as of April 30, 2007.

6. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to


                  16 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for


                  17 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of April 30, 2007, the Fund had outstanding foreign currency contracts as follows:

                              EXPIRATION   CONTRACT AMOUNT         VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION               DATES            (000S)          APRIL 30, 2007   DEPRECIATION
--------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Canadian Dollar (CAD)             5/1/07                17   CAD   $        15,223   $         98

ILLIQUID OR RESTRICTED SECURITIES

As of April 30, 2007, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                             ACQUISITION               VALUATION AS OF     UNREALIZED
SECURITY                            DATE        COST    APRIL 30, 2007   DEPRECIATION
--------------------------------------------------------------------------------------
Tusk Energy Corp.               11/15/04   $ 463,330   $       454,514   $      8,816

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of April 30, 2007, the Fund had on loan securities valued at $23,233,806, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $24,175,600 was received for the loans, all of which was received in cash and subsequently invested in approved investments.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring


                  18 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities            $ 3,657,334,958
                                          ================

Gross unrealized appreciation             $   658,378,897
Gross unrealized depreciation                 (11,371,958)
                                          ----------------
Net unrealized appreciation               $   647,006,939
                                          ================


                  19 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND



ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Opportunity Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: June 12, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: June 12, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: June 12, 2007